INCOME TAXES - Reconciliation Net Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in net income	$ (176)	$ (150)	$ (29)
Foreign exchange	(698)	526	318
Deferred tax liability related to property, plant and equipment revaluations	6,885	6,914	6,082
The taxable temporary difference attributable to Brookfield Renewables interest in its subsidiaries	5,203	6,028	5,856
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	1,273	1,149	1,140
Recognized in net income	101	132	23
Recognized in equity	0	0	8
Business combination	78	0	(28)
Foreign exchange	6	(8)	6
Balance, end of year	1,458	1,273	1,149
Difference between tax and carrying value
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(7,604)	(7,167)	(6,450)
Recognized in net income	75	18	6
Recognized in equity	113	(947)	(1,068)
Business combination	(268)	(42)	33
Foreign exchange	(704)	534	312
Balance, end of year	(8,388)	(7,604)	(7,167)
Net deferred tax (liabilities) assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(6,331)	(6,018)	(5,310)
Recognized in net income	176	150	29
Recognized in equity	113	(947)	(1,060)
Business combination	(190)	(42)	5
Foreign exchange	(698)	526	318
Balance, end of year	$ (6,930)	$ (6,331)	$ (6,018)